Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable related parties	$ 43,477	$ 239,468
Prepaid assets related parties	1,813,904	298,383
Deposit assets, related parties	1,596,075	526,101
Accounts payable, related parties	17,789	87,469
Customer advances related parties		$ 15,011
Common Stock, Shares Authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	15,655,038	15,655,038
Common Stock, Shares, Outstanding	15,655,038	15,655,038